Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(in millions of Canadian dollars)	NOTE	2018	2017
Notes receivable from business disposals		3	6
Other investments		4	6
Other assets		21	30
Employee future benefits	16	16	37
		44	79
Less: Current portion, included in accounts receivables		(2)	(6)
		42	73